OPERATING LEASES	6 Months Ended
Mar. 31, 2024
Operating Leases
OPERATING LEASES

NOTE 6 – OPERATING LEASES

The Company has various operating leases for office space and warehouse with lease terms of two years. The Company adopted Leases (Topic 842), using the modified-retrospective approach. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 because payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR minus 2.5%.

As of September 30, 2023 and March 31, 2024, operating lease consist of the following:

	As of
	September 30, 2023	March 31, 2024
Right-of-use assets, costs	$268,140	$123,162
Accumulated amortization	(117,664)	(23,123)
Disposal due to early termination	(30,595)	-
Right-of-use assets, net	$119,881	$100,039

As of September 30, 2023 and March 31, 2024, operating lease liabilities consist of the following:

	As of
	September 30, 2023	March 31, 2024
Operating lease liabilities - current portion	$39,886	$40,723
Operating lease liabilities - non-current portion	80,237	59,730
Total	$120,123	$100,453

Leases with an initial term of 12 months or less are short-term leases and not recognized as operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term.

During the six months ended March 31, 2023 and 2024, the Company incurred total operating lease expenses of $24,872 and $19,842, respectively.

Other lease information is as follows:

	For the six months ended March 31,
	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$24,872	$19,842
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Weighted-average remaining lease term - operating leases	0.4 years	2.4 years
Weighted-average discount rate - operating leases	2.875%	3.375%

The following is a schedule of future minimum payments under operating leases as of September 30, 2023:

As of September 30, 2023
2024	$42,821
2025	43,076
2026	39,487
Total lease payments	$125,384
Less: imputed interest	(5,261)
Total operating lease liabilities, net of interest	$120,123

The following is a schedule of future minimum payments under operating leases as of March 31, 2024:

As of March 31, 2024
2025	$43,076
2026	43,077
2027	17,950
Total lease payments	$104,103
Less: imputed interest	(3,650)
Total operating lease liabilities, net of interest	$100,453